Accounts Receivable Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net
Summary of accounts receivable
	December 31, 2021	December 31, 2020
Accounts receivable	$101,179	$208,341
Accounts receivable - related parties	$265,010	$451,030
Less: allowance for doubtful accounts	$101,179	$177,716
Total accounts receivable, net	$265,010	$481,656